INCOME TAXES - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued liabilities and other	$ 376	$ 209
Pension and other postretirement benefits	218	258
Tax credit and net operating loss carryforwards	905	928
Swiss tax reform net asset basis step-up	174	159
Operating lease liabilities	148	153
Valuation allowances	(454)	(420)
Total deferred tax assets	1,367	1,287
Deferred tax liabilities
Subsidiaries’ unremitted earnings	77	57
Long-lived assets and other	539	649
Operating lease right-of-use assets	146	152
Total deferred tax liabilities	762	858
Net deferred tax asset	$ 605	$ 429